SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)		6 Months Ended			12 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Sep. 30, 2023 HKD ($)		Mar. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
Accounts payable	[1]
Subscription receivables		1,203						$ 9,384
Revenue		651,016	$ 5,077,922	$ 6,200,566
Cost of revenue		453,498	3,537,287	3,734,965	$ 1,007,578	$ 7,859,107	$ 7,407,541
Operating expenses		420,255	$ 3,277,990	$ 3,470,340	914,241	7,131,084	8,629,996
Ranger Advisory Co. Limited (“Ranger”) [Member]
Related Party Transaction [Line Items]
Accounts payable							1,275,045		[1]	205,767	[1]
Cost of revenue							2,973,970
Ms. Luk [Member]
Related Party Transaction [Line Items]
Due to related parties		145,726						1,136,666		58,500
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]									501,797
Roma Appraisals Limited (the “RAL”) [Member]
Related Party Transaction [Line Items]
Due to related parties							1,340,037
Operating expenses							4,851,764
Kingsley Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties										501,797
Claire Luk [Member]
Related Party Transaction [Line Items]
Due to related parties										58,500
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 145,726			$ 71,833		1,340,037	$ 1,136,666		$ 560,297
Operating expenses							4,995,849
B.I. Appraisals Limited (the “B.I. Appraisals”) [Member]
Related Party Transaction [Line Items]
Revenue							86,000
Project P Enterprise Limited (the “Project P”) [Member]
Related Party Transaction [Line Items]
Operating expenses							60,302
KLS Consultants Limited (the “KLS”) [Member]
Related Party Transaction [Line Items]
Operating expenses							$ 83,783

[1]	Mr. Cheng resigned as Director of the Company on April 6, 2023. As a result, Ranger ceased to be related party since April 6, 2023.